Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, shares par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	86,838,700	86,838,700
Ordinary shares, shares outstanding	86,838,700	86,838,700